Earnings per share (EPS) - Summary of earnings per share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Profit attributable to owners of the Company	€ 34,655	€ 10,891	€ 12,569
Class A shares
Earnings per share
Profit attributable to owners of the Company	€ 24,152	€ 7,580	€ 8,744
Issued shares as of January 1	206,849	206,572	177,627
Weighted-average number of shares at December 31 (basic and diluted)	226,646	222,167	188,673
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of Class A shares issued	346	222	7,890
Effect of options and warrants exercised or exercisable	519		19
Effect of shares issued related to a business combination			1,133
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares as of December 31 (basic)	207,517	206,548	186,670
Effect of unvested RSUs, options, and warrants	19,129	15,619	2,003
Weighted-average number of Class A shares as of December 31 (diluted)	226,646	222,167	188,673
Class B shares
Earnings per share
Profit attributable to owners of the Company	€ 10,503	€ 3,311	€ 3,825
Issued shares as of January 1	903,671	903,671	903,671
Weighted-average number of shares at December 31 (basic and diluted)	903,671	903,671	903,671
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Weighted-average number of Class A shares as of December 31 (diluted)	903,671	903,671	903,671
Treasury shares
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share
Effect of treasury shares held	(197)	(246)